Summary of Significant Accounting Policies	12 Months Ended
Jan. 31, 2026
EBP 004
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Accounting
The accompanying financial statements of the Plan are prepared on the accrual basis of accounting in accordance with U.S. generally accepted accounting principles (GAAP). Contributions from Plan participants and the company matching contributions are recorded in the year in which the employee contributions are withheld from compensation.
Use of Estimates
The preparation of the financial statements in accordance with GAAP requires Plan management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from these estimates.
Investment Valuation and Income Recognition
Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Benefits Investment Committee determines the Plan's valuation policies utilizing information provided by the Custodian. See Note 3 for discussion of fair value measurements.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation in fair value of investments includes the gains and losses on investments bought and sold, as well as held during the year.
Notes Receivable from Participants
Notes receivable from participants are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Principal and interest from the repayment of loans are allocated to participants' investment accounts in accordance with each participant's investment election in effect at the repayment date. Delinquent notes receivable from participants are recorded as a distribution based upon the terms of the Plan document.
Benefit Payments
Benefit payments are recorded when paid. As of January 31, 2026 and 2025, there were benefits in the amount of $907,467 and $556,543 respectively, requested before year-end, that were paid after year-end.
Expenses
The Plan allows certain administrative expenses to be paid from Plan assets, unless otherwise paid by the Company. Expenses that are paid by the Company are excluded from these financial statements. The Plan does not reimburse for these expenses. Fees related to the administration of notes receivable from participants are charged directly to the participant's account and are recorded as fees on notes receivable from participants. Investment related expenses that are indirect are included in net appreciation of fair value of investments and direct expenses are included in administrative expenses.